Summary, The Gabelli U.S. Treasury Money Market Fund - Class AAA Shares | The Gabelli U.S. Treasury Money Market Fund
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to provide high current income consistent with the preservation of principal and liquidity.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	The Gabelli U.S. Treasury Money Market Fund Class AAA Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fees	5.00
Exchange Fee	none
Account Closeout Fee	5.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		The Gabelli U.S. Treasury Money Market Fund Class AAA Shares
Management Fees		0.08%
Other Expenses		0.03%
Total Annual Fund Operating Expenses		0.11%
Less Fee Waiver and/or Expense Reimbursement	[1]	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.08%
[1]	Gabelli Funds, LLC (the "Manager") has contractually agreed to waive management fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding interest, acquired fund fees and expenses, taxes, and extraordinary expenses) at no more than 0.08% of the Fund's average daily net assets for Class AAA Shares. This arrangement is in effect through January 31, 2013. Thereafter, this arrangement will renew automatically for an additional one-year period, unless the Fund or the Manager provides the other with written notice of termination at least 60 days prior to the expiration of the then current term.

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Gabelli U.S. Treasury Money Market Fund Class AAA Shares	13	37	64	143

You would pay the following expenses if you did not redeem your Class AAA Shares of the Fund:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
The Gabelli U.S. Treasury Money Market Fund Class AAA Shares	8	32	59	138

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. Treasury obligations, including U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury strips, which have remaining maturities of 397 days or less. Currently, the Fund invests exclusively in such U.S. Treasury obligations.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”). Within these requirements, the Fund will seek to maintain a net asset value of $1.00 per share. Other requirements pertain to the maturity, liquidity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the dollar-weighted average maturity for all securities contained in the Fund is required to be sixty days or less. In addition, the Fund will limit its dollar-weighted average life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset date) to 120 days.

The investment manager may consider the following factors when buying and selling securities for the Fund: (i) portfolio liquidity and (ii) redemption requests.

Principal Risks

An investment in the Fund is subject to the risk that the Fund’s yield will decline due to falling interest rates. Other factors may affect the market price and yield of the Fund’s securities, including investor demand and domestic and worldwide economic conditions. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund can achieve its investment objective.

Recently, money market funds have experienced significant pressures from shareholder redemptions and historically low yields on securities they can hold. Therefore, it is possible that a money market fund may no longer be able to value its shares at $1.00.

You May Want to Invest in the Fund if:

  you are a long-term investor
  you desire a fund with lower expenses than the average U.S. Treasury money market fund you seek stability of principal more than growth of capital or high current income you seek income free from state and local taxes
  you intend to exchange into other Gabelli sponsored mutual funds

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing the Fund’s average annual returns for one year, five years, and ten years. For current 7 day yield information on the Fund, call 800-GABELLI (800-422-3554). As with all mutual funds, the Fund’s past performance does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visting www.gabelli.com.
THE GABELLI U.S. TREASURY MONEY MARKET FUND (Total Returns for the Years Ended December 31)

During the periods shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended March 31, 2001) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2011).
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Column	Label	Past One Year	Past Five Years	Past Ten Years
The Gabelli U.S. Treasury Money Market Fund Return Before Taxes Class AAA Shares	Class AAA Shares	Return Before Taxes	0.02%	1.41%	1.77%